Income Taxes (Details) - Schedule of components of deferred tax assets and liabilities	Dec. 31, 2022 USD ($)
Deferred tax assets:
Net operating loss carry forwards	$ 298,000
Equity-based compensation	44,000
Capitalized research costs	55,000
Accruals and other temporary differences	135,000
Total deferred tax assets	532,000
Convertible debt	(53,000)
Valuation allowance for deferred tax assets	(479,000)
Net deferred tax asset